COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 8 — COMMITMENTS AND CONTINGENCIES

Operating Lease

The Company leases its corporate facility and certain office equipment under operating leases with expiration dates through 2018. In April 2015, the Company executed a new operating lease agreement for its corporate facility in Lakewood, Colorado. The lease is for a period of 39 months commencing in May 2015 and expiring in July 2018. The Company recognized total deferred rent of $6,447 in connection with this lease agreement as of September 30, 2017. Rent expense was $38,557 and $49,573 for the nine months ended September 30, 2017 and 2016, respectively.

Future minimum rental payments required under operating leases are as follows:

2017	$21,086
2018	45,454
$66,540

Mining Leases

As more fully discussed in Note 3 — Mineral Properties, the Company leases certain mineral properties included in its Pershing Pass Property. The future minimum lease payments under these mining leases are as follows:

2017	$15,000
2018	25,000
2019	25,000
2020	25,000
2021	25,000
Thereafter	42,500
$157,500

Credit Facility

On November 29, 2016, the Company entered into a non-binding term sheet with Sprott Resource Lending (the “Lender”) pursuant to which the Lender would provide a credit facility with a principal amount of up to $20 million (the “Facility”). The Company’s ability to draw down on the Facility is subject to the negotiation and execution of definitive agreements, completion by the Lender of its due diligence review and the satisfaction of other customary closing conditions. The Facility, when completed, would be available for up to three draws occurring during a period of five months following the closing date. As a condition to any such draw, the Company would be required to raise equity financing not less than the amount drawn. Amounts drawn under the Facility would be secured by a lien on the Relief Canyon Mine and processing facilities and would bear interest at 9.0% per annum. Amounts drawn would mature three years following the date drawn, with monthly principal payments commencing on the earlier of June 30, 2018 or upon achievement of commercial production at the Relief Canyon Mine. The proceeds of the Facility would be used to advance the Relief Canyon project towards production. There is no assurance that definitive agreements with respect to the Facility will be completed or that any amount will be drawn under the Facility.

The Company has paid the Lender a structuring fee of $200,000 and a retainer fee of $100,000. Such retainer is refundable and shall be applied against legal fees and expenses incurred. As of September 30, 2017, the fees paid to the Lender and legal fees related to the Facility totaled $369,240 which are included in prepaid expenses and other current assets and will be recorded as a reduction in proceeds received from the Facility when, and if, drawn.

NOTE 9 — COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases its corporate facility and certain office equipment under operating leases with expiration dates through 2018. In April 2015, the Company executed a new operating lease agreement for its corporate facility in Lakewood, Colorado. The lease is for a period of 39 months commencing in May 2015 and expires in July 2018. The Company recognized total deferred rent of $11,250 ($6,738 current portion and $4,512 long -term portion) in connection with this lease agreement as of December 31, 2016. The Company recognized total deferred rent of $15,988 ($5,217 current portion and $10,771 long- term portion) in connection with this lease agreement as of December 31, 2015. Rent expense was $62,020 and $62,364 for the years ended December 31, 2016 and 2015, respectively.

Future minimum rental payments required under operating leases are as follows:

2017	$83,343
2018	45,455
$128,798

Mining Leases

As more fully discussed in Note 3 — Mineral Properties, the Company leases certain mineral properties included in its Pershing Pass Property. The future minimum lease payments under these mining leases are as follows:

2017	$25,000
2018	25,000
2019	25,000
2020	25,000
2021	25,000
Thereafter	42,500
$167,500

The Company incurred mining lease payments of $16,458 and $10,000 for the years ended December 31, 2016 and 2015, respectively.

Credit Facility

On November 29, 2016, the Company entered into a non-binding term sheet with Sprott Resource Lending (the “Lender”) pursuant to which the Lender would provide a credit facility with a principal amount of up to $20 million (the “Facility”). The Company’s ability to draw down on the Facility is subject to the negotiation and execution of definitive agreements, completion by the Lender of its due diligence review and the satisfaction of other customary closing conditions. The Facility, when completed, would be available for up to three draws occurring during a period of five months following the closing date. As a condition to any such draw, the Company would be required to raise equity financing not less than the amount drawn. Amounts drawn under the Facility would be secured by a lien on the Relief Canyon Mine and processing facilities and would bear interest at 9.0% per annum. Amounts drawn would mature three years following the date drawn, with monthly principal payments commencing on the earlier of June 30, 2018 or upon achievement of commercial production at the Relief Canyon Mine. The proceeds of the Facility would be used to advance the Relief Canyon project towards production. There is no assurance that definitive agreements with respect to the Facility will be completed or that any amount will be drawn under the Facility. The Company has paid a structuring fee of $200,000 and a retainer fee of $100,000. Such retainer is refundable and shall be applied against legal fees and expenses incurred. As of December 31, 2016, the fees paid to the Lender and legal fees related to the credit facility of $312,415 are included in prepaid expenses and other current assets and will be recorded as a reduction in proceeds received form the Facility when drawn.